Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 40,478	$ 45,264	$ 49,512
Non-current financial assets	(2,395)	(2,731)	(2,404)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	38,083	42,533	47,108
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,051	8,958	12,820
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	22,839	26,159	27,147
Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	838	240	649
Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	1,081	535	424
Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,756	8,277	7,644
Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,308)	(1,428)	(1,522)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(174)	(208)	(54)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	2,198	3,746	1,498
Non-current financial assets	(673)	(813)	(787)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	8,427	8,329	7,720
Non-current financial assets	(1,166)	(1,428)	(847)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	6,901	6,873
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	430	13	15
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	241	39	61
Secured | Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,756	8,277	7,644
Secured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,166)	(1,428)	(847)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	32,051	36,935	41,792
Non-current financial assets	(1,229)	(1,303)	(1,557)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	30,822	35,632	40,235
Unsecured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,051	8,958	12,820
Unsecured | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	22,839	26,159	27,147
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	408	227	634
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	840	496	363
Unsecured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(142)		(675)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(174)	(208)	(54)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	2,198	3,746	1,498
Non-current financial assets	$ (673)	$ (813)	$ (787)